MARKETABLE AND NON-MARKETABLE SECURITIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Marketable Securities, Current	$ 2,400		$ 2,400		$ 750	$ 1,200
Marketable Securities, Unrealized Gain (Loss)	$ 1,422	$ 0	$ 1,650	$ 0	(450)	(2,400)
Other than Temporary Impairment Losses, Investments					$ 0	$ 50,000
EcologicTransportation [Member]
Investment Amount From Conversion Of Accounts Receivable							$ 60,000
Number Of Shares NoteIs Convertible Of Company							600,000
Peartrack Security Systems Inc [Member]
Investment Owned, Balance, Shares					60,000	60,000
Investment Owned, at Fair Value						$ 24,000
Marketable Securities, Current					$ 750	1,200
Loss On Conversion Of Accounts Receivable To Marketable Securities							$ 36,000
Marketable Securities, Unrealized Gain (Loss)					$ 450	2,400
Beta Music Group [Member]
Investment Owned, Balance, Shares					1,200,000		1,200,000
Investment Owned, at Cost							$ 0
Cannon ball Red [Member]
Investment Owned, Balance, Shares							97,500
Investment Owned, at Cost					$ 97,500	97,500	$ 50,000
Other than Temporary Impairment Losses, Investments					$ 50,000	$ 0	50,000
Repurchase Amount Of Cost Method Investment							$ 60,000